Commitments and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Commitments and Contingencies Disclosure [Abstract]
Operating leases, Rent expense	$ 244	$ 233	$ 253
Unrecognized tax benefits including interest and penalties	3,269	3,088
Standby letters of credit	62	$ 14
Debt principal, interest and fees
Debt principal, Interest and fees, Total	39,038
Debt principal, Interest and fees, Due in 2020	5,628
Debt principal, Interest and fees, Due in 2021	3,748
Debt principal, Interest and fees, Due in 2022	6,415
Debt principal, Interest and fees, Due in 2023	2,025
Debt principal, Interest and fees, Due in 2024	5,996
Debt principal, Interest and fees, Thereafter	15,226
Purchase commitments
Purchase commitments, Total	716
Purchase commitments, Due in 2020	652
Purchase commitments, Due in 2021	64
Purchase commitments, Due in 2022	0
Purchase commitments, Due in 2023	0
Purchase commitments, Due in 2024	0
Purchase commitments, Thereafter	0
Other contractual commitments
Other contractual commitments, Total	197
Other contractual commitments, Due in 2020	133
Other contractual commitments, Due in 2021	31
Other contractual commitments, Due in 2022	19
Other contractual commitments, Due in 2023	14
Other contractual commitments, Due in 2024	0
Other contractual commitments, Thereafter	0
Operating lease obligations
Operating lease obligations, Total	800
Operating lease obligations, Due in 2020	115
Operating lease obligations, Due in 2021	99
Operating lease obligations, Due in 2022	80
Operating lease obligations, Due in 2023	69
Operating lease obligations, Due in 2024	47
Operating lease obligations, Thereafter	390
Contractual obligations
Contractual obligations, Total	40,751
Contractual obligations, Due in 2020	6,528
Contractual obligations, Due in 2021	3,942
Contractual obligations, Due in 2022	6,514
Contractual obligations, Due in 2023	2,108
Contractual obligations, Due in 2024	6,043
Contractual obligations, Thereafter	$ 15,616